Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes by tax jurisdiction
The following table presents our income tax (benefit) expense by tax jurisdiction for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Deferred tax expense (benefit)
Ireland	$(31,387)	$154,134	$140,621
United States	6,180	11,327	6,510
The Netherlands	572	7,316	4,136
Other	(1,279)	7,658	8,881
	(25,914)	180,435	160,148
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets
Ireland	1,882	2,358	368
United States	12,085	(18,425)	(2,838)
The Netherlands	(11,746)	87	(2,302)
Other	2,811	(1,957)	(7,788)
	5,032	(17,937)	(12,560)
Current tax (benefit) expense
Ireland	—	—	(27)
United States	3,016	789	(3,691)
The Netherlands	(314)	261	(307)
Other	949	4,166	516
	3,651	5,216	(3,509)
Income tax (benefit) expense	$(17,231)	$167,714	$144,079

Schedule of reconciliation of statutory of income tax expense to provision for income taxes
The following table provides a reconciliation of the income tax (benefit) expense at statutory income tax rate to income tax (benefit) expense for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020		2019		2018
Income tax (benefit) expense at statutory income tax rate of 12.5%	$(39,327)		$167,580		$143,866

Permanent differences	22,486	(a)	(949)	(b)	1,016	(c)
Foreign rate differential	(390)		1,083		(803)
	22,096		134		213
Income tax (benefit) expense	$(17,231)		$167,714		$144,079

(a)The 2020 permanent differences included non-deductible goodwill impairment, non-deductible interest, non-deductible share-based compensation in Ireland, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(b)The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(c)The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

Schedule of foreign rate differential by tax jurisdiction
The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31, 2020
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$(160,739)	12.5%	—	$—
United States	101,339	21.0%	8.5%	8,614
The Netherlands	(45,954)	25.0%	12.5%	(5,744)
Other	(29,378)	23.6%	11.1%	(3,260)
Taxable loss	$(134,732)			$(390)
Permanent differences (c)	(179,886)
Loss from continuing operations before income tax	$(314,618)

	Year Ended December 31, 2019
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,324,100	12.5%	—	$—
United States	(30,041)	21.0%	8.5%	(2,553)
The Netherlands	30,656	25.0%	12.5%	3,832
Other	8,331	10.1%	(2.4%)	(196)
Taxable income	$1,333,046			$1,083
Permanent differences (d)	7,596
Income from continuing operations before income tax	$1,340,642
14. Income taxes (Continued)

	Year Ended December 31, 2018
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,163,574	12.5%	—	$—
United States	(85)	22.0%	9.5%	(8)
The Netherlands	6,108	25.0%	12.5%	764
Other	(10,977)	26.7%	14.2%	(1,559)
Taxable income	$1,158,620			$(803)
Permanent differences (e)	(7,687)
Income from continuing operations before income tax	$1,150,933

(a)The local statutory income tax expense for our significant tax jurisdictions (Ireland, the United States and the Netherlands) does not differ from the actual income tax expense.
(b)The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.
(c)The 2020 permanent differences included non-deductible goodwill impairment, non-deductible interest, non-deductible share-based compensation in Ireland, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(d)The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(e)The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

Schedule of principal components of deferred tax assets and liabilities
The following tables provide details regarding the principal components of our deferred income tax liabilities and assets by jurisdiction as of December 31, 2020 and 2019:

	As of December 31, 2020
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(2,154,075)	$(14,014)	$12,510	$(1,440)	$(2,157,019)
Intangibles	(3,560)	(3,986)	—	—	(7,546)
Accrued maintenance liability	(1,985)	410	—	—	(1,575)
Obligations under capital leases and debt obligations	(3,343)	—	—	—	(3,343)
Investments	—	(7,836)	—	—	(7,836)
Deferred losses on sale of assets	—	20,534	—	—	20,534
Valuation allowance	(7,536)	(50,805)	(4,278)	(16,774)	(79,393)
Losses and credits forward	1,410,570	67,697	12,359	16,052	1,506,678
Other	(52,443)	1,002	356	(1,314)	(52,399)
Net deferred income tax (liabilities) assets	$(812,372)	$13,002	$20,947	$(3,476)	$(781,899)
14. Income taxes (Continued)

	As of December 31, 2019
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,924,492)	$(606)	$6,873	$(1,253)	$(1,919,478)
Intangibles	(4,594)	(5,222)	—	—	(9,816)
Accrued maintenance liability	(3,456)	1,666	—	—	(1,790)
Obligations under capital leases and debt obligations	(3,806)	—	—	—	(3,806)
Investments	—	(7,996)	—	—	(7,996)
Deferred losses on sale of assets	—	24,178	—	—	24,178
Valuation allowance	(5,654)	(38,720)	(16,025)	(13,962)	(74,361)
Losses and credits forward	1,146,434	58,099	20,568	19,090	1,244,191
Other	(58,691)	(99)	(1,773)	(5,818)	(66,381)
Net deferred income tax (liabilities) assets	$(854,259)	$31,300	$9,643	$(1,943)	$(815,259)

Schedule of movement in valuation allowance for deferred income taxes
The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Valuation allowance at beginning of period	$74,361	$92,298
Decrease of allowance to income tax provision	5,032	(17,937)
Valuation allowance at end of period	$79,393	$74,361